UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

AdvisorOne Funds

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period:7/31/07

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 23.22%
Advertising - 0.05%
Affinion Group, Inc.	$ 45,000	11.500%		10/15/15	$ 45,225

Aerospace / Defense - 0.14%
United Technologies Corp.	120,000	4.875%		5/1/15	113,745

Automobiles - 0.33%
DaimlerChrysler NA Holding Corp.	110,000	5.750%		9/8/11	106,700
General Motors Acceptance Corp.	180,000	6.750%		12/1/14	160,980
					267,680
Banks - 2.33%
Bank of America Corp.	175,000	5.750%		8/15/16	172,864
Capital One Financial Corp.	115,000	6.150%		9/1/16	112,783
Capital One Financial Corp.	405,000	5.700%		9/15/11	402,500
Citigroup, Inc.	141,000	5.000%		9/15/14	135,162
First Republic Bank	79,000	7.750%		9/15/12	86,153
HBOS PLC - 144A	200,000	6.413%	+	Perpetual	179,694
J.P. Morgan Chase	335,000	5.750%		1/2/13	335,672
Resona Bank, Ltd. - 144A	165,000	5.850%	+	Perpetual	154,949
Santander Issuances - 144A	165,000	5.911%		6/20/16	167,112
Wells Fargo & Co.	140,000	5.125%		9/15/16	134,281
					1,881,170
Broadcasting / Cable TV - 0.46%
British Sky Broadcast Group PLC	105,000	8.200%		7/15/09	110,188
CCH Holdings LLC	55,000	11.750%	^	5/15/14	52,250
Comcast Corp.	75,000	5.850%		11/15/15	73,677
Comcast Corp.	65,000	6.450%		3/15/37	63,444
Echostar DBS Corp.	80,000	7.125%		2/1/16	76,353
					375,912
Building Materials - 0.63%
Mohawk Industries, Inc.	320,000	5.750%		1/15/11	322,035
Mohawk Industries, Inc.	190,000	6.125%		1/15/16	185,811
					507,846
Casino Services - 0.07%
OED/Diamond Jo	55,000	8.750%		4/15/12	55,989

Chemicals - 0.33%
Huntsman Intl LLC	20,000	7.375%		1/1/15	18,595
Huntsman Intl LLC	20,000	7.875%		11/15/14	19,150
Ineos Group Holdings PLC - 144A	55,000	8.500%		2/15/16	50,325
Lyondell Chemical Co.	35,000	6.875%		6/15/17	31,430
Momentive Performance Materials, Inc.- 144A	45,000	9.750%		12/1/14	43,200
Momentive Performance Materials, Inc.- 144A	20,000	11.500%		12/1/16	18,950
Terra Capital, Inc. - 144A	20,000	7.000%		2/1/17	18,900
Tronox Worldwide Finance	65,000	9.500%		12/1/12	69,184
					269,734
Commercial Services - 0.23%
Mckesson HBOC, Inc.	60,000	5.250%		3/1/13	58,589
Vertrue, Inc.	115,000	9.250%		4/1/14	124,056
					182,645
Construction Services - 0.16%
D. R. Horton, Inc.	128,000	7.500%		12/1/07	128,557

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Containers - 0.17%
AEP Industries, Inc.	$ 85,000	7.875%		3/15/13	$ 83,057
Norampac, Inc.	55,000	6.750%		6/1/13	52,819
					135,876
Consulting Services - 0.04%
FTI Consulting, Inc.	35,000	7.750%		10/1/16	33,680

Diversified Financial Services - 0.49%
Credit Suisse	175,000	5.860%	+	Perpetual	166,322
Hughes Network Systems	80,000	9.500%		4/15/14	83,179
Idearc, Inc.	70,000	8.000%	+	11/15/16	67,200
Janus Capital Group, Inc.	80,000	6.250%		6/15/12	81,260
					397,961

Diversified Manufacturing - 0.34%
Harland Clarke Holdings-144A	30,000	9.500%		5/15/15	27,750
Harland Clarke Holdings-144A	30,000	10.106%	+	5/15/15	27,450
Honeywell International	215,000	5.625%		8/1/12	216,877
					272,077
Electric-Integrated - 0.82%
Aquilla, Inc	75,000	11.875%		7/1/12	93,938
Bruce Mansfield-144A	235,000	6.850%		6/1/34	240,841
Florida Power Corp.	220,000	6.650%		7/15/11	230,659
Nevada Power Co	100,000	6.750%		7/1/37	98,153
					663,591
Electronics - 0.06%
L-3 Communications Corp.	55,000	5.875%		1/15/15	48,955

Electronic Components-Semiconductors- 0.05%
Freescale Semiconductor, Inc. - 144A	30,000	8.875%		12/15/14	27,375
NXP BV/NXP Funding LLC	10,000	9.500%		10/15/15	10,385
					37,760
Engineering & Construction - 0.04%
Dycom Industries, Inc.	30,000	8.125%		10/15/15	29,703

Entertainment - 0.10%
WMG Holdings Corp.	100,000	0.000%	^	12/15/14	83,476

Finance - 2.10%
American General Finance Corp.	640,000	4.000%		3/15/11	610,061
AMR Real Estate Ptr/Fin	45,000	7.125%		2/15/13	39,600
Ford Motor Credit Corp.	10,000	8.625%		11/1/10	10,212
Ford Motor Credit Corp.	40,000	7.000%		10/1/13	38,242
General Electric Capital Corp.	185,000	4.875%		10/21/10	183,821
International Lease Finance Corp.	400,000	5.625%		9/20/13	398,895
Lehman Brothers Holdings, Inc.	85,000	5.500%		4/4/16	79,887
Lehman Brothers Holdings, Inc.	210,000	6.500%		7/19/17	204,853
MUFG Capital Finance	135,000	6.346%		Perpetual	128,946
					1,694,517
Financial - 0.21%
Genworth Global Funding	105,000	5.125%	+	3/15/11	105,293
UBS Preferred Funding Trust	70,000	6.243%	+	Perpetual	68,811
					174,104
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Food - 0.66%
Dean Foods Co.	$ 77,000	8.150%		8/1/07	$ 77,000
Pilgrim's Pride Corp.	55,000	8.375%		5/1/17	52,921
Safeway Inc.	395,000	6.500%		3/1/11	404,909
					534,830
Forest Products & Paper - 0.12%
Weyerhaeuser Co.	90,000	6.950%		8/1/17	95,436

Hotels / Casinos - 0.08%
MGM Mirage	30,000	6.750%		9/1/12	29,270
MGM Mirage	25,000	6.625%		7/15/15	23,210
MGM Mirage	10,000	7.625%		1/15/17	9,942
					62,422
Insurance - 1.81%
Chubb Corp.	100,000	6.375%	+	3/29/37	95,119
CNA Financial Corp.	210,000	6.500%		8/15/16	213,455
Genworth Financial, Inc. - Cl. A	65,000	6.150%	+	11/15/66	59,800
ING Groep NV	230,000	5.775%		Prepetual	221,237
Lincoln National Corp.	215,000	6.050%		4/20/67	200,853
Loews Corp.	120,000	5.250%		3/15/16	114,531
Metlife, Inc.	200,000	6.400%		12/15/36	183,661
Protective Life Corp.	316,000	4.000%		4/1/11	294,819
UnumProvident Finance Co. - 144A	80,000	6.850%		11/15/15	81,413
					1,464,888
Investment Companies - 0.10%
Xstrata Finance Canada, Ltd. - 144A	80,000	5.800%		11/15/16	78,453

Medical - 0.87%
Community Health Systems - 144A	55,000	8.875%		7/15/15	53,419
Fresenius Medical Cap Trust II	100	78.750%		2/1/08	100,025
HCA , Inc. - 144A	80,000	9.250%		11/15/16	78,222
Omnicare, Inc.	55,000	6.875%		12/15/15	51,774
Quest Diagnostic Inc.	200,000	6.400%		7/1/17	201,630
Teva Pharmaceutical Finance LLC	120,000	6.150%		2/1/36	113,487
Wyeth	107,000	5.500%		3/15/13	106,734
					705,291
Metals - 0.23%
Freeport - McMoran Copper & Gold	110,000	8.375%		4/1/2017	112,963
Gibraltar Industries, Inc.	70,000	8.000%	+	12/1/15	68,825
					181,788
Mining - 0.12%
Arch Western Finance	45,000	6.750%		7/1/13	42,582
PNA Group, Inc. - 144A	55,000	10.750%		9/1/16	58,850
					101,432
Multimedia - 0.40%
News America Inc.-144A	715	6.200%		12/15/34	-
Time Warner, Inc.	55,000	5.875%		11/15/16	53,420
Time Warner, Inc.	55,000	6.500%		11/15/36	51,690
Time Warner, Inc. - 144A	215,000	5.850%		5/1/17	206,961
United Artist Theatre	7,615	9.300%		7/1/15	7,663
					319,734
Office Automation & Equipment - 0.15%
Ikon Office Solutions	120,000	7.750%		9/15/15	118,912

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Oil - 2.40%
Apache Corp.	$ 125,000	6.000%		1/15/37	$ 121,148
Burlington Resources	3,863	0.000%		12/31/40	-
Canadian Natural Resoucres, Ltd.	155,000	6.500%		2/15/37	153,133
Chesapeake Energy Corp.	70,000	6.625%		1/15/16	64,600
ConocoPhillips Canada Funding Co.	145,000	5.625%		10/15/16	144,019
Kinder Morgan Energy Partners, L.P.	106,000	7.300%		8/15/33	114,708
Pioneer Natural Resource	45,000	6.650%		3/15/17	44,418
Pioneer Natural Resource	60,000	6.875%		10/1/17	59,577
Plains Exploration & Production Co.	40,000	7.000%		3/15/17	36,433
Pogo Producing Co.	55,000	6.875%		5/1/18	49,113
Seitel, Inc. - 144A	30,000	9.750%		2/15/14	28,050
Shell International Finance	90,000	5.625%		6/27/11	91,268
Suncor Energy Inc.	285,000	6.500%		6/15/38	288,237
Trans-Canada Pipelines	65,000	6.350%	+	5/15/67	62,063
Valero Energy Corp.	205,000	6.125%		6/15/17	202,532
Xto Energy, Inc.	475,000	5.900%		8/1/12	481,337
					1,940,636
Paper / Paper Products - 0.32%
Celulosa Arauco Y Constitucion	135,000	5.625%		4/20/15	130,241
Exopac Holdings Corp.	35,000	11.250%		2/1/14	38,182
Mercer Intl, Inc.	90,000	9.250%		2/15/13	86,850
					255,273
Pipelines - 0.71%
Atmos Energy Corp.	395,000	6.350%		6/15/17	405,848
Enbridge Energy Partners	60,000	5.875%		12/15/16	59,099
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	55,874
Semgroup LP - 144A	55,000	8.750%		11/15/15	54,175
					574,996
Printing - 0.14%
R. R. Donnelley & Sons Co.	55,000	5.625%		1/15/12	54,773
R. R. Donnelley & Sons Co.	55,000	6.125%		1/15/17	54,285
					109,058
Publishing - 0.13%
Primedia, Inc.	20,000	8.875%		5/15/11	20,299
Primedia, Inc.	85,000	8.000%		5/15/13	83,336
					103,635
Recreational - 0.07%
K2 Inc.	60,000	7.375%		7/1/14	58,648

REITS-Apartments - 0.24%
Archstone Communities	130,000	5.750%		3/15/16	128,111
Avalonbay Communities	65,000	5.750%		9/15/16	64,185
					192,296
REITS-Health Care - 0.02%
Ventas Realty LP/Capital Corp.	20,000	6.750%		4/1/17	19,761

REITS-Hotels - 0.09%
Felcor Lodging LP	30,000	8.500%		6/1/11	31,002
Felcor Lodging LP	45,000	7.260%	+	12/1/11	44,606
					75,608
REITS-Regional Malls - 0.13%
Simon Property Group LP	105,000	5.600%		9/1/11	105,397

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Real Estate - 0.57%
Colonial Realty LP	$ 90,000	6.050%		9/1/16	$ 90,322
Duke Realty LP	200,000	5.625%		8/15/11	200,383
Westfield Group LP- 144A	175,000	5.700%		10/1/16	171,638
					462,343
Real Estate / REIT's - 1.08%
ERP Operating LP	110,000	5.375%		8/1/16	105,254
ERP Operating LP	105,000	5.375%		6/15/17	101,776
Merrill Lynch Mortgage Trust	450,000	4.556%		5/12/43	438,609
Residential Capital Corp.	130,000	6.375%		6/30/10	132,288
Residential Capital Corp.	110,000	6.500%		4/17/13	98,711
					876,638
Rental Auto/Equipment - 0.12%
Avis Buget Car Rental	60,000	7.750%		5/15/16	57,300
Hertz Corp.	40,000	8.875%		1/1/14	41,415
					98,715
Retail-Discount Store - 0.13%
Costco Wholesale Corp.	105,000	5.500%		3/15/17	102,754

Retail-Regional Department Store - 0.04%
Bon-Ton Department Stores, Inc.	35,000	10.250%		3/15/14	31,675

Retail - Food - 0.01%
Stater Bros. Holdings, Inc.	10,000	8.125%		6/15/12	9,933

Semiconductors - 0.07%
Avago Technologies Finance	55,000	10.125%	+	12/1/13	58,588

Software - 0.25%
Intuit, Inc.	210,000	5.750%		3/15/17	202,064

Steel-Producers - 0.11%
Russel Metals, Inc.	95,000	6.375%		3/1/14	88,967

Technology - 0.42%
Cisco Systems, Inc.	275,000	5.500%		2/22/16	271,596
Fisher Scientific International, Inc.	70,000	6.125%		7/1/15	68,152
					339,748

Telecommunications - 1.30%
Intelsat Bermuda Ltd.	45,000	8.250%		1/15/13	45,225
NTL Cable PLC	55,000	9.125%		8/15/16	56,100
Qwest Corp. - 144A	30,000	6.500%		6/1/17	27,600
Qwest Corp.	65,000	8.875%	+	3/15/12	69,052
Sprint Nextel Corp.	70,000	6.000%		12/1/16	67,083
Stratos Global Corp.	75,000	9.875%		2/15/13	78,000
Telcordia Technologies, Inc. - 144A	55,000	9.110%	+	7/15/12	48,950
Telcordia Technologies, Inc. - 144A	30,000	10.000%		3/15/13	22,500
Telecom Italia Capital	345,000	5.250%		10/1/15	319,760
Telefonica Emisiones Sau	310,000	5.984%		6/20/11	313,143
					1,047,413

Television - 0.10%
Univision Communications -144A	90,000	9.750%		3/15/15	81,900

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Tobacco - 0.16%
RJ Reynolds Tobacco Holdings, Inc.	$ 20,000	6.750%		6/15/17	$ 20,678
RJ Reynolds Tobacco Holdings, Inc.	30,000	7.300%		7/15/15	31,002
RJ Reynolds Tobacco Holdings, Inc.	70,000	7.750%		6/1/18	77,779
					129,459

Transportation - 0.28%
Burlington Northern Santa Fe Corp.	95,000	6.150%		5/1/37	89,964
Canadian National Railway Co.	85,000	6.200%		6/1/36	87,342
CHC Helicopter Corp.	55,000	7.375%		5/1/14	51,655
					228,961
Utilities - 0.64%
Midamerican Energy Holdings	400,000	5.650%		7/15/12	404,114
Midamerican Energy Holdings	120,000	5.800%		10/15/36	113,147
					517,261
TOTAL CORPORATE NOTES & BONDS
(Cost - $18,754,684)					18,775,116

MORTGAGE BACKED SECURITIES - 2.46%
Banc of America Commercial Mortgage, Inc. Series 2000-1 A1A	54,179	7.109%		11/15/31	54,437
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	43,752	8.000%		8/25/34	45,872
FHARM Pool 781192	98,801	5.521%	+	2/1/34	99,860
FN Pool 792454	241,188	4.500%		11/1/19	230,033
FNARM Pool 724178	75,986	5.299%	+	7/1/33	76,372
FNARM Pool 739151	58,572	5.199%	+	9/1/33	58,943
FNARM Pool 776324	98,322	5.539%	+	4/1/34	99,652
Freddie Mac	79,779	5.500%		9/15/17	79,942
Freddie Mac	212,486	5.000%		3/15/19	205,248
Master Alternative Loans Trust Series 2003-7 5A1	109,878	6.250%		11/25/33	109,664
Master Alternative Loans Trust Series 2004-1 3A1	77,314	7.000%		1/25/34	78,716
Master Alternative Loans Trust Series 2004-5 6A1	54,458	7.000%		6/25/34	54,977
Master Alternative Loans Trust Series 2004-6 6A1	302,309	6.500%		7/25/34	303,301
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	344,048	6.000%		4/25/34	338,081
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	148,385	8.500%		12/25/31	154,506
					1,989,604
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $2,543,046)					1,989,604

U.S. GOVERNMENT AND AGENCIES - 69.90%
U.S. Government Agency - 17.53%
FGLMC	137,137	7.000%		1/1/33	140,608
FNCL	4,006,911	5.000%		2/1/37	3,763,992
FNCL	2,808,068	5.500%		2/1/37	2,715,928
FNCL	3,704,772	5.000%		3/1/37	3,479,013
FNMA	221,990	4.500%		1/1/35	202,358
FNMA - TBA	3,915,000	5.500%		9/1/21	3,869,733
					14,171,632
U.S. Treasury Obligations - 52.37%
U.S. Treasury Notes	14,425,000	4.875%		5/15/09	14,502,246
U.S. Treasury Notes	12,300,000	4.875%		6/30/12	12,469,346
U.S. Treasury Notes	11,181,000	4.750%		5/15/14	11,226,954
U.S. Treasury Notes	3,650,000	6.250%		8/15/23	4,141,940
					42,340,486
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $56,065,500)					56,512,118
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Corporate / Government Bond Fund (Continued)
July 31, 2007
	Principal	Interest		Maturity	Market
	Amount	Rate		Date	Value
SHORT TERM INVESTMENTS - 9.86%
Federal Home Loan Bank Discount Note	$ 2,000,000	0.000%		8/1/07	$ 2,000,000
Federal National Mortgage	5,000,000	0.000%		8/8/07	998,999
Federal National Mortgage	1,000,000			9/5/07	4,974,913
					7,973,912
TOTAL SHORT TERM INVESTMENTS
(Cost - $7,973,912)					7,973,912

Total Investments - 105.44%
(Cost - $85,337,142)					85,250,750
Other assets less liabilities - (5.44)%					(4,404,117)
NET ASSETS - 100.00%					$ 80,846,633

+ Variable rate security. Interest rate is as of July 31, 2007
^Step Coupon Rate
TBA- When-issued security
REIT- Real Estate Investment Trust
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					695,490
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(781,882)
Net unrealized appreciation					$ (86,392)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE BONDS - 93.57%
Airlines - 0.42%
American Airlines, Inc.	$ 290,000	8.608%		4/1/11	$ 297,250

Apparel - 2.04%
Perry Ellis International, Inc.	795,000	8.875%		9/15/13	783,075
Phillips Van-Heusen	115,000	7.250%		2/15/11	115,244
Phillips Van-Heusen	120,000	7.750%		11/15/23	132,539
Rafealla Apparel Group, Inc.	410,000	11.250%		6/15/11	393,600
					1,424,458
Auto Parts & Equipment - 0.36%
American Axle & Manufacturing, Inc.	250,000	7.875%		3/1/17	252,353

Broadcasting - 0.58%
Sinclair Broadcast Group, Inc.	406,000	8.000%		3/15/12	408,377

Cable Television - 3.53%
Charter Communications Operating Capital SR NTS - 144A	1,075,000	8.375%		4/30/14	1,061,562
CSC Holdings, Inc.	390,000	8.125%		7/15/09	397,345
General Cable Corp. -144A	290,000	7.125%		4/1/17	281,300
Mediacom LLC Capital Corp.	725,000	9.500%		1/15/13	730,210
					2,470,417
Casinos - 6.04%
Isle of Capri Casinos, Inc.	430,000	7.000%		3/1/14	361,630
Majestic Star Casino, LLC	765,000	9.500%		10/15/10	798,148
MTR Gaming Group, Inc.	650,000	9.750%		4/1/10	669,889
OED Corp./Diamond Jo	410,000	8.750%		4/15/12	417,376
Pinnacle Entertainment, Inc.	1,055,000	8.250%		3/15/12	1,057,532
Shingle Springs Tribal - 144A	355,000	9.375%		6/15/15	331,925
Virgin River Casino Corp.	575,000	9.000%	+	1/15/12	591,015
					4,227,515
Commericial Services - 3.59%
ACE CASH EXPRESS, Inc. - 144A	425,000	10.250%		10/1/14	422,875
Aramark Corp. Cl. B	220,000	5.000%		6/1/12	180,400
Aramark Corp. Cl. B-144A	355,000	8.500%		2/1/15	334,588
Education Management, LLC	410,000	8.750%		6/1/14	407,950
NCO Group, Inc. - 144A	225,000	10.428%	+	11/15/13	216,000
Neff Corp. - 144A	300,000	10.000%		6/1/15	276,000
Rental SVC Corp.-144A	505,000	9.500%		12/1/14	492,375
Stewart Enterprizes	190,000	6.250%		2/15/13	179,707
					2,509,895
Computers - 0.92%
Sensus Metering Systems	330,000	8.625%		12/15/13	324,686
Sungard Data Systems, Inc.	320,000	9.125%		8/15/13	321,600
					646,286
Construction - 0.38%
U.S. Concrete, Inc.	290,000	8.375%		4/1/14	269,700

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Cosmetics - 0.47%
Elizabeth Arden, Inc.	$ 340,000	7.750%		1/15/14	$ 326,946

Distribution - 0.68%
Wesco Distribution, Inc.	525,000	7.500%		10/15/17	473,723

Diversified Manufacturing - 2.54%
Belden CDT, Inc. - 144A	70,000	7.000%		3/15/17	66,150
Bombardier, Inc.- 144A	765,000	6.300%		5/1/14	674,202
Coleman Cable, Inc. - 144A	145,000	9.875%		10/1/12	150,800
Coleman Cable, Inc.	580,000	9.875%		10/1/12	608,800
RBS Global Inc. & Rexnord Corp.	290,000	9.500%		8/1/14	279,850
					1,779,802
Electric - 4.10%
Mirant North America, LLC	450,000	7.375%		12/31/13	452,250
NRG Energy, Inc.	995,000	7.375%		2/1/16	909,397
Reliant Energy, Inc.	600,000	7.625%		6/15/14	560,686
Superior Essex Communications, LLC	690,000	9.000%		4/15/12	705,388
Verasun Energy Corp.	220,000	9.875%		12/15/12	240,712
					2,868,433
Electronics - 1.96%
Itron, Inc.	685,000	7.750%		5/15/12	681,575
NXP BV	325,000	8.110%	+	10/15/23	300,219
Sanmina-SCI Corp. - 144A	395,000	8.110%	+	6/15/14	389,075
					1,370,869
Energy - 2.48%
Dynegy Holdings, Inc.	375,000	8.375%		5/1/16	350,625
Markwest Energy	165,000	8.500%		7/15/16	168,300
Orion Power Holdings, Inc.	1,125,000	12.000%		5/1/10	1,216,415
					1,735,340
Finance - Auto Loans - 2.13%
Ford Motor Credit Co.	1,140,000	7.000%		10/1/13	1,089,899
Ford Motor Credit Co.	425,000	8.000%		12/15/16	401,064
					1,490,963
Financial Services - 12.99%
Advanta Capital Trust I	240,000	8.990%		12/17/26	217,598
Algoma Acquisition Corp. - 144A	305,000	9.875%		6/15/15	288,225
Americredit Corp. - 144A	535,000	8.500%		7/1/15	513,600
AMR Real Estate Finance Corp.	285,000	8.125%		6/1/12	291,847
Bluewater Finance, Ltd.	560,000	10.250%		2/15/12	588,700
Cardtronics, Inc.	340,000	9.250%		8/15/13	326,400
CDX HY 8 T1 - 144A	2,000,000	7.625%		6/29/12	1,795,000
CDX HY 8 T3 - 144A	1,600,000	7.500%		6/29/12	1,428,000
Galaxy Entertainment Galent - 144A	300,000	9.875%		12/15/12	320,625
General Motors Acceptance Corp.	1,235,000	6.875%		8/28/12	1,153,810
General Motors Acceptance Corp.	1,110,000	7.700%		4/15/16	1,012,871
KAR Holdings, Inc. - 144A	410,000	8.750%		5/1/14	369,000
PGS Solutions, Inc. - 144A	220,000	9.625%		2/15/15	207,900
Residential Capital Corp.	205,000	6.375%		6/30/10	208,608
Williams Cos., Inc.	400,000	7.500%		1/15/31	359,492
					9,081,676

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Forest Products & Paper - 1.21%
Domtar, Inc.	$ 590,000	7.125%		8/15/15	$ 550,175
Domtar, Inc.	275,000	9.500%		8/1/16	294,250
					844,425
Healthcare - 3.19%
Community Health Systems - 144A	345,000	8.825%		7/15/15	335,081
Cooper Cos., Inc.	135,000	7.125%		2/15/15	129,937
DaVita, Inc.	290,000	7.250%		3/15/15	275,500
HCA - 144A	1,260,000	9.250%		11/15/16	1,231,988
Invacare Corp.	270,000	9.750%		2/15/15	257,850
					2,230,356
Hotels - 0.49%
Gaylord Entertainment Co.	370,000	6.750%		11/15/14	344,330

Household Products - 1.51%
Jarden Corp.	530,000	7.500%		5/1/17	469,648
Prestige Brands, Inc.	385,000	9.250%		4/15/12	383,075
Yankee Acquisition Corp.	220,000	8.500%		2/15/15	202,400
					1,055,123
Housewares - 0.25%
Libbey Glass, Inc.	160,000	12.385%	+	6/1/11	172,800

Insurance - 0.34%
Hub International Holdings - 144A	260,000	9.000%		12/15/14	234,000

Leisure - 0.67%
Festival Fun Parks LLC	435,000	10.875%		4/15/14	468,977

Medical Services - 1.29%
Sun Healthcare Group, Inc. - 144A	530,000	9.125%		4/15/15	530,000
Team Health, Inc.	350,000	11.250%		12/1/13	371,000
					901,000
Mining - 2.18%
Freeport-McMoran Copper & Gold, Inc.	70,000	8.250%		4/1/15	71,896
Freeport-McMoran Copper & Gold, Inc.	1,005,000	8.375%		4/1/17	1,032,074
Noranda Aluminium Acquisitions - 144A	445,000	9.359%	+	5/15/15	422,750
					1,526,720
Oil & Gas - 8.29%
Allis-Chalmers Energy, Inc.	235,000	9.000%		1/15/14	239,394
Allis-Chalmers Energy, Inc.	300,000	8.500%		3/1/17	287,250
Aquila, Inc.	1,005,000	14.875%		7/1/12	1,258,763
Comstock Resources, Inc.	755,000	6.875%		3/1/12	718,764
Grant Prideco, Inc.	500,000	6.125%		8/15/15	448,786
Hanover Compressor Co.	600,000	9.000%		6/1/14	609,286
Mariner Energy, Inc.	575,000	7.500%		4/15/13	544,812
Parallel Petroleum Corp. - 144A	360,000	10.250%		81/14	360,000
Petrohawk Energy Corp.	550,000	9.125%		7/15/13	557,370
SemGroup LP - 144A	360,000	8.750%		11/15/15	354,600
United Refining	150,000	10.500%		8/15/12	152,191
United Refining - 144A	260,000	10.500%		8/15/12	262,600
					5,793,816
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Pharmaceuticals - 1.14%
Angiotech Pharmaceuticals	$ 565,000	9.371%	+	12/1/13	$ 572,062
Omnicare, Inc.	280,000	3.250%		12/15/35	226,654
					798,716
Printing Services - 0.45%
Cenveo Corp.	325,000	7.875%		12/1/13	315,250

Restaurants - 1.73%
Carrols Corp.	920,000	9.000%		1/15/13	869,400
O'Charleys, Inc.	335,000	9.000%		11/1/13	341,017
					1,210,417
Real Estate Manamgement - 0.16%
Realogy Corp. - 144A	125,000	10.500%		4/15/14	110,080

REIT - Mortgage - 0.81%
Thornburg Mortgage, Inc.	555,000	8.000%		5/15/13	564,700

Retail - Apparel - 2.66%
Bon-Ton Department Stores, Inc.	560,000	10.250%		3/15/14	506,800
Brown Shoe Company, Inc.	625,000	8.750%		5/1/12	656,241
Collective Brands, Inc.	710,000	8.250%		8/1/13	695,800
					1,858,841
Retail - Computer Equipment - 0.42%
GSC Holdings Corp.	287,000	8.000%		10/1/12	293,879

Retail - Convenience Store - 0.53%
Pantry, Inc.	395,000	7.750%		2/15/14	371,300

Retail - Drug Store - 0.67%
Rite Aid Corp.	495,000	7.500%		3/1/17	466,866

Semiconductors - 1.17%
Conexant Systems, Inc.	395,000	9.307%	+	11/15/10	391,050
Freescale Semiconductor - 144A	465,000	8.875%		12/15/14	424,313
					815,363
Steel - 0.82%
AK Steel Corp.	585,000	7.750%		6/15/12	573,201

Storage - 1.32%
Mobile Services Group, Inc. - 144A	235,000	9.750%		8/1/14	246,750
Owens- Brockway	265,000	7.750%		5/15/11	269,093
Owens- Illinois, Inc.	415,000	7.500%		5/15/10	408,917
					924,760

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Telecommunications - 5.92%
American Cellular Corp.	$ 52,000	10.000%		8/1/11	$ 54,156
Broadview Networks Holdings, Inc. - 144A	130,000	11.375%		9/1/12	131,300
Broadview Networks Holdings, Inc. - 144A	350,000	11.375%		9/2/12	353,500
Centennial Communications Corp.	925,000	8.125%	+	2/1/14	888,440
iPCS, Inc. - 144A	365,000	7.481%		5/1/13	352,225
McLeodUSA, Inc. - 144A	330,000	10.500%		10/1/11	343,200
Millicom International Cellular SA	560,000	10.000%		12/1/13	593,775
Nortel Networks, Ltd. - 144A	675,000	10.125%		7/15/13	698,625
Rogers Wireless, Inc.	540,000	6.375%		3/1/14	533,218
Windstream Corp.	110,000	8.125%		8/1/13	113,018
Windstream Corp.	75,000	8.625%		8/1/16	77,837
					4,139,294
Telephone - 8.33%
Cincinnati Bell, Inc.	1,070,000	8.375%		1/15/14	1,040,271
Eschelon Operating Co.	235,000	8.375%		3/15/10	226,441
GC Impsat Holdings I PLC - 144A	380,000	9.875%		2/15/17	361,000
GCI, Inc.	710,000	7.250%		2/15/14	664,758
Global Crossing UK Finance PLC	350,000	10.750%		12/15/14	365,750
Insight Midwest/Insight Cap	41,000	9.750%		10/1/09	41,096
Insight Midwest/Insight Cap	13,000	9.750%		10/1/09	13,031
Level 3 Financing, Inc.	465,000	12.250%		3/15/13	511,500
Level 3 Financing, Inc.	480,000	9.250%		11/1/14	451,956
NTL Cable PLC	275,000	8.750%		4/15/14	285,973
Qwest Capital Funding, Inc.	195,000	7.000%		8/3/09	192,270
Qwest Communications International, Inc.	580,000	7.500%		2/15/14	573,420
Syniverse Technologies	390,000	7.750%		8/15/13	377,125
Time Warner Telecom Holdings, Inc.	700,000	9.250%		2/15/14	717,500
					5,822,091
Theaters - 0.30%
AMC Entertainment, Inc.	210,000	8.625%		8/15/12	212,038

Transportation - 1.41%
Kansas City Southern Mex - 144A	460,000	7.625%		12/1/13	460,000
TFM SA de CV SR NTS	500,000	9.375%		5/1/12	525,000
					985,000
Vitamins & Nutrition - 1.10%
NBTY, Inc.	820,000	7.125%		10/1/15	766,697

TOTAL CORPORATE BONDS
(Cost - $67,737,084)					65,434,043

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham High-Yield Bond Fund (Continued)
July 31, 2007

		Dividend			Market
Security	Shares	Rate			Value
CONVERTIBLE PREFERRED STOCK - 0.91%
REITS - Hotels - 0.44%
FelCor Lodging Trust, Inc.	$ 12,875	8.000%			$ 306,605

Telecommunications - 0.47%
Lucent Technologies Capital Trust I	320	7.750%			327,040

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $638,276)					633,645

SHORT TERM INVESTMENTS - 4.31%
Milestone Treasury Obligation Portfolio - Institutional Class	3,013,781	5.030%	+		3,013,781
TOTAL SHORT TERM INVESTMENTS
(Cost - $3,013,781)					3,013,781

Total Investments - 98.79%
(Cost - $71,389,141)					69,081,469
Other assets less liabilities - 1.21%					844,373
NET ASSETS - 100.00%					$ 69,925,842
____________
+ Variable rate security. Interest rate shown is as of July 31, 2007.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					181,616
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(2,489,288)
Net unrealized appreciation					$ (2,307,672)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund
July 31, 2007

					Market
Security				Shares	Value
COMMON STOCK - 48.56%
Apparel - 2.73%
Coach, Inc.*				7,195	$ 327,085
Nike, Inc. - Class B				12,000	677,400
					1,004,485
Beverages - 2.87%
Coca-Cola Co.				12,000	625,320
Heineken Nv - ADR				13,500	431,127
					1,056,447
Commericial Services - 4.43%
Accenture, Ltd.				12,475	525,572
Apollo Group, Inc. - Cl. A*				7,700	455,147
ITT Educational Services, Inc.*				4,460	471,244
Manpower, Inc.				2,210	174,700
					1,626,663
Computers - 5.04%
Apple, Inc.*				11,500	1,515,240
Hewlett-Packard Co.				7,365	339,011
					1,854,251
Diversified Manufacturing - 3.27%
Honeywell International, Inc.				12,795	735,840
Illinois Tool Works, Inc.				8,500	467,925
					1,203,765
Electronics - 2.99%
Garmin, Ltd.				11,000	922,900
Perkinelmer, Inc.				6,350	176,720
					1,099,620
Healthcare Products - 2.40%
Alcon, Inc.				2,760	376,740
Zimmer Holdings, Inc.*				6,520	506,995
					883,735
Insurance - 1.90%
Aon Corp.				17,450	698,698

Internet - 1.06%
Ebay, Inc.*				12,000	388,800

Investment Services - 3.62%
Franklin Resources, Inc.				5,750	732,377
Goldman Sachs Group, Inc.				3,175	597,980
					1,330,357
Media - 2.54%
News Corp., Inc. - Cl. B				31,800	720,588
Rogers Communications - Cl. B				4,685	212,184
					932,772
Oil & Gas - 2.04%
FMC Technologies, Inc.*				8,210	751,379

Pharmaceuticals - 1.86%
Schering Plough Corp.				24,000	684,960

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2007

					Market
Security				Shares	Value
Software - 5.37%
Infosys Technologies Ltd. - ADR				9,370	$ 464,752
Microsoft Corp.				27,060	784,469
Oracle Corp.*				38,000	726,560
					1,975,781
Telecommunications - 5.19%
America Movil				5,365	321,256
Cisco Systems, Inc.*				25,800	745,878
Nokia Corp. - ADR				29,365	841,014
					1,908,148
Toys - 1.25%
Nintendo Co., Ltd - ADR				7,485	457,342

TOTAL COMMON STOCK
(Cost - $15,931,584)					17,857,203

		Dividend			Market
Security	Shares	Rate			Value
PREFERRED STOCK - 4.70%
Mining - 1.05%
Freeport-McMoran Copper & Gold Convertible	2,725	6.750%	+		385,724

Insurance - 3.65%
Metlife, Inc. Convertible	29,000	6.375%			866,375
XL Capital, Ltd. Convertible	17,355	7.000%			474,833
					1,341,208
TOTAL PREFERRED STOCK
(Cost - $1,720,411)					1,726,932

	Principal	Interest		Maturity
	Amount	Rate		Date
CONVERTIBLE BONDS - 43.51%
Advertising - 1.56%
Omnicom Group, Inc.	$ 550,000	0.000%		7/31/32	572,000

Aerospace & Defense - 4.27%
EDO Corp.	515,000	4.000%		11/15/25	590,963
L-3 Communications Corp.	450,000	3.000%		8/1/35	507,370
Lockheed Martin Corp.	331,000	5.110%	+	8/15/33	470,847
					1,569,180
Apparel - 0.32%
Iconix Brand Group, Inc.	120,000	1.875%		6/30/12	116,100

Biotechnology - 0.50%
Protein Design Labs, Inc.	160,000	2.000%		2/15/12	184,131

Computers - 2.82%
Cadence Design System, Inc.	280,000	1.500%		12/15/13	319,200
EMC Corp.	550,000	1.750%	+	12/1/11	716,375
					1,035,575
Consulting - 1.70%
FTI Consulting, Inc.	435,000	3.750%		7/15/12	626,400

Diversified Manufacturing - 1.89%
Roper Industries, Inc.	900,000	1.481%	+	1/15/34	695,627
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Electronics - 1.54%
FEI Co.	500,000	0.000%	+	6/15/23	$ 566,972

Energy - 0.68%
Sunpower Corp. - Cl. A	66,000	1.250%		2/15/27	91,120
Sunpower Corp. - Cl. A	150,000	0.750%		8/1/27	159,750
					250,870
Entertainment - 0.34%
Macrovision Corp.	115,000	2.625%		8/15/11	125,920

Insurance - 1.54%
Prudential Financial, Inc.	565,000	2.960%		12/12/36	567,825

Internet - 0.98%
Amazon.com, Inc.	325,000	4.750%		2/1/09	361,036

Machinery - 0.86%
AGCO Corp.	277,000	1.250%		12/15/36	315,217

Medical - 3.09%
Apogent Technologies, Inc.	420,000	4.110%	+	12/15/33	792,381
Conmed Corp.	124,000	2.500%		11/15/24	121,800
Kyphon, Inc.	180,000	1.250%		2/1/14	223,573
					1,137,754
Multimedia - 2.61%
Disney (Walt) Co.	650,000	2.125%		4/15/23	777,075
Liberty Media Corp.	157,000	0.750%		3/30/23	180,854
					957,929
Oil & Gas - 6.35%
Cameron International Corp.	510,000	2.500%		6/15/26	671,961
Nabors Industries, Inc.	200,000	0.000%		6/15/23	206,628
Pride International, Inc.	340,000	3.250%		5/1/33	480,219
Sesi, LLC	256,000	1.500%	+	12/15/26	276,800
Transocean, Inc.	460,000	1.500%		5/15/21	700,350
					2,335,958
Pharmaceuticals - 3.09%
Gilead Sciences, Inc.	515,000	0.624%		5/1/13	577,902
Teva Pharmaceutical Finance	550,000	1.750%		2/1/26	560,133
					1,138,035
Semiconductor - 5.13%
Amkor Technology, Inc.	475,000	2.500%		5/15/11	530,131
Cypress Semiconductor Corp.	175,000	1.000%		9/15/09	208,300
ON Semiconductor Corp.	450,000	0.000%		4/15/24	576,000
Skyworks Solutions, Inc.	86,000	1.250%		3/1/10	90,963
Skyworks Solutions, Inc.	89,000	1.500%		3/1/12	94,691
Xilinx, Inc.	400,000	3.125%		3/15/37	386,719
					1,886,804
Software - 0.80%
Lawson Software, Inc.	150,000	2.500%		4/15/12	154,841
SPSS, Inc.	125,000	2.500%		3/15/12	139,531
					294,372
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Appreciation & Income Fund (Continued)
July 31, 2007

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Telecommunications - 3.44%
Qwest Communications, Inc.	350,000	3.500%		11/15/2025	$ 552,821
NII Holdings, Inc.	450,000	3.125%		6/15/2012	451,120
Nortel Networks Corp.	290,000	2.125%		4/15/2014	259,187
					1,263,128
TOTAL CONVERTIBLE BONDS
(Cost - $15,075,133)					16,000,833

SHORT TERM INVESTMENTS - 4.72%	Shares
Milestone Treasury Obligation Portfolio- Institutional Class	1,734,260	5.030%	+		1,734,260
TOTAL SHORT TERM INVESTMENTS
(Cost - $1,734,260)					1,734,260

Total Investments - 101.49%
(Cost - $34,461,388)					37,319,228
Other assets less liabilities - (0.49)%					(545,629)
NET ASSETS - 100.00%					$ 36,773,599

*Non-income producing security
+Variable rate security. Interest rate shown is as of July 31, 2007

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 3,587,615
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(729,775)
Net unrealized appreciation					$ 2,857,840

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 98.09%			Insurance - 6.02%
Aerospace & Defense - 3.33%			Allstate Corp.	12,732	$ 676,706
Honeywell International, Inc.	20,872	$ 1,200,349	American International Group, Inc.	25,190	1,616,694
United Technologies Corp.	7,416	541,145	Hartford Financial
		1,741,494	Services Group, Inc.	9,240	848,879
Air Courier - 0.79%					3,142,279
Fedex Corp.	3,708	410,624	Investment Services - 2.20%
			Merrill Lynch & Co., Inc.	15,514	1,151,139
Apparel - 0.14%
Hanesbrands, Inc.*	2,299	71,292	Management Investment
			Companies - 0.49%
Banks - 11.94%			John Hancock Bank & Thrift
Bank of America Corp.	24,241	1,149,508	Opportunity Fund	31,148	254,167
Citigroup, Inc.	27,410	1,276,484
JPMorgan Chase & Co.	29,902	1,315,987	Medical - 5.73%
Suntrust Banks, Inc.	11,614	909,376	Boston Scientific Corp.*	20,662	271,705
UnionBanCal Corp.	8,724	482,088	Johnson & Johnson	8,700	526,350
U.S. Bancorp	36,907	1,105,365	Laboratory Corp. of America Holdings*	14,602	1,078,358
		6,238,808	Pfizer, Inc.	22,599	531,302
Building & Construction			Quest Diagnostics, Inc.	10,500	582,435
Products - 0.58%					2,990,150
Masco Corp.	11,124	302,684	Metals - 2.50%
			Alcoa, Inc.	34,240	1,307,968
Computers - 2.41%
Dell, Inc.*	45,000	1,258,650	Mining - 1.75%
			Freeport-McMoran Copper & Gold, Inc.	9,700	911,606
Conglomerates - 6.85%
Dover Corp.	19,600	999,600	Oil - 16.21%
Emerson Electric Co.	18,852	887,364	Apache Corp.	27,432	2,215,134
Fortune Brands, Inc.	13,767	1,119,257	ChevronTexaco Corp.	25,800	2,199,708
General Electric Co.	14,727	570,819	ConocoPhillips	30,496	2,465,297
		3,577,040	Marathon Oil Corp.	28,774	1,588,325
Cosmetics/Personal Care - 1.63%					8,468,464
Procter & Gamble Co.	13,800	853,668	Pharmaceuticals - 0.98%
			Amerisource Bergen Group	10,900	513,499
Consumer Financial
Services - 2.53%			Railroads - 1.73%
Fannie Mae	10,000	598,400	Burlington Northern Santa Fe Corp.	11,000	903,540
SLM Corp.	14,700	722,799
		1,321,199	Retail-Apparel - 0.89%
Electric Utilities - 5.91%			Gap, Inc.	27,000	464,400
FPL Group, Inc.	10,836	625,562
Public Service Enterprise Group, Inc.	19,400	1,614,856	Retail-Auto Parts - 1.93%
TXU Corp.	13,000	848,250	Autozone, Inc.*	7,936	1,006,364
		3,088,668
Food Processing - 1.41%			Retail-Building Products - 2.97%
Dean Foods Co.	8,900	256,053	Home Depot, Inc.	41,687	1,549,506
General Mills, Inc.	8,675	482,503
		738,556	Retail-Consumer Electronics - 0.99%
Industrial Equipment - 1.69%			Best Buy, Inc.	11,600	517,244
Ingersoll-Rand Co.- Cl. A	17,580	884,626
			Retail-Discount - 2.46%
Hotels - 0.25%			Wal-Mart Stores, Inc.	28,000	1,286,600
Wyndham Worldwide Corp.	3,900	131,235

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Value Fund (Continued)
July 31, 2007
		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Office Supplies - 0.51%			TOTAL COMMON STOCK
Office Depot, Inc.*	10,680	$ 266,573	(Cost - $41,904,525)		$ 51,233,663

Retail-Restaurant/Specialty - 2.00%			SHORT TERM INVESTMENTS - 2.79%
McDonald's Corp.	21,826	1,044,811	Milestone Treasury Obligation
			Portfolio- Institutional Class, 5.03%	1,455,634
Savings & Loans - 1.49%			(Cost - $1,455,634)		1,455,634
Washington Mutual, Inc.	20,749	778,710
			Total Investments - 100.88%
Semiconductors - 3.27%			(Cost - $43,360,159)		52,689,297
Intel Corp.	72,228	1,706,025	Other assets less liabilities - (0.88)%		(459,774)
			NET ASSETS - 100.00%		$ 52,229,523
Telephone-Integrated - 2.88%
AT&T, Inc.	38,345	1,501,590

Tobacco - 1.63%
Altria Group, Inc.	12,795	850,484

*Non-income producing security.

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 10,667,474
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,338,336)
Net unrealized appreciation					$ 9,329,138

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Real Estate Stock Fund
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 97.54%			REITs - Regional Malls - 16.94%
REITs - Apartments - 15.20%			CBL & Associates Properties, Inc.
Apartment Investment			General Growth Properties, Inc.	14,400	$ 690,912
& Management Co. - Cl. A	8,340	$ 352,365	Penn Real Estate Invest Trust	5,500	211,145
Archstone-Smith Trust	6,750	387,518	Simon Property Group, Inc.	10,189	881,654
Associated Estates Realty Corp.	5,000	64,000	Taubman Centers, Inc.	4,700	226,023
Avalonbay Communities, Inc.	1,584	171,024	The Macerich Co.	700	51,205
BRE Properties, Inc. - Cl. A	5,700	288,021			2,060,939
Equity Residential	8,500	338,385	REITs - Shopping Centers - 12.61%
Essex Property Trust, Inc.	2,300	247,434	Developers Diversified Realty Corp.	9,521	457,008
		1,848,747	Inland Real Estate Corp.	12,500	189,000
REITs - Health Care - 5.69%			Kimco Realty Corp.	4,681	174,742
Healthcare Realty Trust	2,400	55,728	Ramco-Gershenson	4,200	135,240
Medical Properties Trust, Inc.	6,600	73,920	Regency Centers Corp.	500	32,435
National Health Investors, Inc.	4,700	148,520	Saul Centers, Inc.	3,300	143,121
Nationwide Health Properties	6,700	159,661	Tanger Factory Outlet Center	4,800	160,464
Omega Healthcare Investors, Inc.	9,500	122,835	Weingarten Realty Investors	6,600	241,626
Senior Housing Properties Trust	7,600	131,328			1,533,636
		691,992	REITs - Single Tenant - 1.73%
REITs - Hotels - 10.05%			Agree Realty Corp.	4,200	122,262
Ashford Hospitality Trust	14,300	146,146	National Retail Properties, Inc.	4,100	88,806
Hersha Hospitality Trust	4,600	48,300			211,068
Hospitality Properties Trust	8,800	337,568	REITs - Storage - 1.78%
Host Hotels & Resorts, Inc.	32,668	689,948	Public Storage, Inc.	3,082	216,017
		1,221,962
REITs - Manufactured Homes - 1.56%			REITs - Warehouse - 8.93%
Equity Lifestyle Properties	4,200	190,050	AMB Property Corp.	1,300	69,264
			First Industrial Realty Trust, Inc.	5,682	219,950
REITs - Office Property - 23.05%			ProLogis	14,013	797,340
Boston Properties, Inc.	7,294	689,210			1,086,554
Colonial Properties Trust	5,600	193,704	TOTAL COMMON STOCK
Digital Realty Trust, Inc.	5,300	175,695	(Cost - $12,000,223)		11,864,973
Duke Weeks Realty Corp,	2,200	71,918
Entertainment Properties Trust	2,400	106,920	SHORT TERM INVESTMENTS - 1.81%
Highwoods Properties, Inc.	7,500	243,975	Milestone Treasury Obligation
Investors Real Estate Trust	13,200	126,984	Portfolio- Institutional Class, 5.03%	220,272	220,272
One Liberty Properties, Inc.	900	17,847	TOTAL SHORT TERM INVESTMENTS
Parkway Properties, Inc.	3,800	154,204	(Cost - $220,272)		220,272
SL Green Realty Corp.	1,147	139,269
Vornado Realty Trust	8,262	884,282	Total Investments - 99.35%
		2,804,008	(Cost - $12,220,495)		12,085,245
			Other assets less liabilities - 0.65%		78,420
			NET ASSETS - 100.00%		$ 12,163,665

			REIT - Real Estate Investment Trust

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					1,118,064
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,253,314)
Net unrealized appreciation					$ (135,250)

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.56%			Commercial Services - 3.75%
Advertising - 0.89%			Fullcast Co., Ltd.	215	$ 231,528
Ipsos	13,497	$ 472,151	MacDonald, Dettwiler and
			Associates, Ltd.*	25,245	1,129,671
Automobile Equipment - 1.91%			Northgate PLC	17,380	381,383
Bosch Corp.	23,800	123,722	Pasona, Inc.	162	238,239
F.C.C. Co., Ltd.	28,500	497,967			1,980,821
Hyundai Mobis	3,590	386,764	Computer Equipment - 2.32%
		1,008,453	Ingenico S.A.	1,100	30,108
Automobiles - 3.15%			TPV Technology, Ltd.	805,000	616,618
Nissan Motor Co., Ltd SP-ADR	1,514	32,263	Wincor Nixdorf AG	6,578	582,269
Nissan Motor Co., Ltd	72,100	775,370			1,228,995
Porsche AG - Preferred	472	857,903	Consulting Services - 2.02%
		1,665,536	Groupe Steria SCA	7,890	460,245
Beverages - 0.52%			RPS Group PLC	42,839	301,118
Britvic PLC	700	4,507	Stantec, Inc.*	9,630	308,539
Pernod Ricard SA	1,285	269,963			1,069,902
		274,470	Distribution - 1.35%
Brewery - 2.05%			Kloeckner & Co.	9,570	712,211
InBev NV	13,438	1,082,686
			Diversified Minerals - 3.15%
Building Products - 5.21%			Companhia Vale do Rio Doce SP - ADR	28,020	1,186,087
CRH PLC	28,996	1,288,603	Paladin Resources, Ltd.*	80,715	480,222
Marazzi Gruppo Ceramiche SPA	40,345	603,735			1,666,309
Titan Cement Co. SA	5,775	294,350	Electrical Equipment - 1.26%
Wavin NV	23,164	566,582	Leoni AG	7,430	364,424
		2,753,270	Zumtobel AG	8,065	303,906
Building-Residential - 2.69%					668,330
Barratt Developments PLC	27,840	522,015	Electronics - 1.79%
Kaufman & Broad S.A.	5,610	440,789	Ibiden Co., Ltd.	5,400	393,908
Redrow PLC	45,278	461,092	Kaga Electronics Co., Ltd.	18,600	323,442
		1,423,896	Nice SpA	28,480	229,725
Chemicals - 2.25%					947,075
Aica Kogyo Co., Ltd.	14,600	169,018	Engineering - 1.49%
Wacker Chemie AG	4,172	1,021,996	Chiyoda Corp.	28,000	550,441
		1,191,014	Takuma Co., Ltd.	37,000	237,195
Commercial Banks - 12.38%					787,636
Allied Irish Banks PLC	22,565	588,715	Finance - 1.01%
Anglo Irish Bank Corp. PLC	78,891	1,465,225	Kensington Group PLC	31,155	285,015
Barclays PLC	29,297	411,406	Paragon Group Co. PLC	28,015	248,314
BNP Paribas SA	4,586	504,373			533,329
Daegu Bank	14,420	282,342	Food - 0.43%
Depfa Bank PLC	35,460	717,613	Premier Foods PLC	44,545	227,869
DNB Holdings ASA	45,185	595,792
Fortis	10,830	427,060	Gambling - 1.02%
Hypo Real Estate Holding AG	6,265	383,895	William Hill PLC	44,449	541,062
Lloyds TSB Group PLC	84,580	952,706
Societe Generale	1,279	219,945
		6,549,072
SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Healthcare Products - 0.61%			Pharmaceuticals - 0.47%
Topcon Corp.	20,100	$ 323,136	GlaxoSmithKline PLC - ADR	4,145	$ 211,727
			Hikma Pharmaceuticals PLC	4,400	36,623
Home Furnishings - 0.79%					248,350
Advanced Digital Broadcast Holdings*	4,970	248,295	Plastic Products - 0.28%
Nobia AB	14,375	171,584	Tenma Corp.	8,700	147,528
		419,879
Leasure & Recreation Products - 3.06%			Real Estate - 0.52%
Heiwa Corp.	35,900	438,378	Renta Corp Real Estate SA	7,345	273,446
Mars Engineering Corp.	22,500	502,953
Raymarine PLC	5,435	39,798	Reinsurance - 1.38%
Sankyo Co., Ltd.	9,000	358,174	Milano Assicurazioni S.p.A.	31,915	244,018
Yamaha Motor Co., Ltd	10,000	279,982	Swiss Re - Reg	5,645	483,711
		1,619,285			727,729
Machinery - Diversified - 0.60%			Retail - Automobiles - 0.35%
Pfeiffer Vacuum Technology*	3,200	314,960	Gulliver International Co., Ltd.	3,190	182,339

Medical - 1.19%			Retail - Pubs - 1.57%
Hogy Medical Co., Ltd.	5,300	256,326	Punch Taverns PLC	35,919	832,351
Nihon Kohden Corp.	12,300	214,558
OPG Groep N.V.	4,975	159,149	Retail - Restaurants - 0.02%
		630,033	Plenus Co., Ltd.	600	10,477
Mortgage Banks - 0.93%
Northern Rock PLC	30,037	491,978	Semiconductors - 0.30%
			ICOS Vision Systems N.V.*	3,565	160,271
Multimedia- 1.38%
Corus Entertainment, Inc. - Cl. B	10,595	480,657	Software - 0.23%
Informa PLC	23,300	248,420	Tele Atlas NV*	4,304	121,722
		729,077
Oil & Gas - 18.04%			Steel Pipe - 3.78%
Addax Petroleum Corp.	19,535	754,506	Maruichi Steel Tube Ltd.	13,600	360,089
Burren Energy PLC	60,708	985,118	Tenaris S.A. - ADR	10,855	522,885
Canadian Natural Resources, Ltd.	15,275	1,047,327	Vallourec SA	4,309	1,115,186
C.A.T Oil AG*	24,960	671,019			1,998,160
Dragon Oil PLC*	143,850	650,752	Telecommunication - 4.26%
First Calgary Petroleums, Ltd.*	87,065	458,258	KT Corp. SP - ADR	20,580	484,042
Petroleo Brasileiro SA - ADR	11,710	759,979	Option NV*	27,100	338,127
Prosafe ASA	26,655	413,424	SK Telecom Co., Ltd. - ADR	18,395	517,635
Suncor Energy, Inc.	10,174	918,989	Vodafone Group PLC SP - ADR	30,210	916,874
Talisman Energy, Inc.	29,345	536,194			2,256,678
Total Fina Elf SA - ADR	8,400	660,324	Textiles - 1.12%
Tullow Oil PLC	84,695	824,682	Toray Industries, Inc.	75,000	594,999
Woodside Petroleum, Ltd.	23,617	863,444
		9,544,016	Tires - 1.59%
Packaging - 0.51%			Continental AG	5,820	841,768
Gerresheimer AG*	5,335	269,474
			Transport Services - 1.22%
Petrochemicals - 0.71%			Euronav SA	18,065	646,458
Ultrapar Participacoes S.A. SP - ADR	10,980	376,065

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham International Stock Fund (Continued)
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Wireless Equipment - 0.01%			Total Investments - 100.05%
Sepura, Ltd.*	1,500	$ 4,688	(Cost - $44,667,669)		52,924,968
			Other assets less liabilities - (0.05)%		(30,060)
TOTAL COMMON STOCK			NET ASSETS - 100.00%		$ 52,894,908
(Cost - $42,291,655)		50,548,954

SHORT TERM INVESTMENT - 4.49%
Milestone Treasury Obligation
Portfolio- Institutional Class, 5.03%	2,376,014	2,376,014
(Cost - $2,376,014)
		2,376,014

*Non-income producing security
ADR - American Depositary Receipts

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					9,562,574
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,305,275)
Net unrealized appreciation					$ 8,257,299

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 96.41%			Healthcare Products - 6.22%
Apparel - 1.18%			Cooper Cos., Inc.	6,600	$ 330,858
Cherokee, Inc.	10,035	$ 353,934	Mentor Corp.	11,600	456,460
			Meridian Bioscience, Inc.	26,590	593,755
Auto Parts & Equipment - 1.54%			STERIS Corp.	17,450	477,258
Arvinmeritor, Inc.	23,150	459,064			1,858,331
			Household Products - 1.42%
Building Materials - 1.32%			Lancaster Colony Corp.	8,455	327,378
LSI Industries, Inc.	23,745	395,829	Toro Co.	1,700	95,574
					422,952
Chemicals - 1.36%			Industrial - 2.76%
Schulman, Inc.	17,450	405,189	Lincoln Electric Holdings	11,445	823,926

Commercial Banks - 6.70%			Insurance - 6.65%
First Community Bancorp	11,445	574,768	American Equity Investment Life Holding Co.	44,650	506,777
Flagstar Bancorp, Inc.	43,210	462,347	Assured Guaranty, Ltd.	20,525	499,578
Hanmi Financial Corp.	32,630	473,135	Max Re Capital, Ltd.	17,160	448,048
Westamerica Bancorp	12,025	492,183	Platinum Underwriters Holdings	16,065	533,358
		2,002,433			1,987,761
Commercial Services - 3.91%			Investment Companies - 1.20%
CDI Corp.	17,170	485,739	MCG Capital Corp.	24,875	359,941
Ennis, Inc.	33,780	681,680
		1,167,419	Leisure - 1.60%
Communications Equipment - 6.87%			Callaway Golf Co.	29,485	478,542
Adtran, Inc.	12,575	328,082
Belden CDT, Inc.	27,170	1,488,373	Machinery - 2.24%
Inter-Tel, Inc.	9,460	234,797	Sauer-Danfoss, Inc.	24,605	670,486
		2,051,252
Distribution Wholesales - 1.95%			Office Furnishings - 1.40%
Owens & Minor, Inc.	15,175	583,479	Knoll, Inc.	21,150	418,982

Electronic Components - 0.84%			Oil & Gas - 5.56%
Bel Fuse, Inc. - Cl. B	8,314	251,415	Berry Petroleum Co. - Cl.A	24,295	904,017
			Gulf Island Fabrication, Inc.	22,170	757,327
Electronics - 2.53%					1,661,344
Park Electrochemical Corp.	10,300	305,395	Paper & Paper Products - 1.91%
Technitrol, Inc.	17,300	449,800	Albany International Corp. - Cl .A	15,185	569,134
		755,195
Finance - 5.17%			Plastics - 0.84%
Advanta Corp. - Cl. B	15,007	385,080	Spartech Corp.	11,455	252,583
Cash America International, Inc.	17,160	628,399
SWS Group, Inc.	30,062	530,594	REITs - Apartments - 1.33%
		1,544,073	Associated Estates Realty Corp.	30,975	396,480
Gas - 2.45%
Northwest Natural Gas Co.	7,460	310,858	REITs - Hotels - 1.05%
South Jersey Industries, Inc.	12,895	422,569	Equity Inns, Inc.	14,015	313,375
		733,427

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Value Fund (Continued)
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
REITs - Mortgage - 1.89%			Software - 2.41%
MFA Mortgage Investments, Inc.	80,905	$ 565,526	Blackbaud, Inc.	34,350	$ 719,289

REITs - Office Property - 2.41%			Technology Distributors - 0.32%
Maguire Properties, Inc.	9,590	274,370	Richardson Electronics, Ltd.	11,295	94,313
Parkway Properties, Inc.	10,980	445,568
		719,938	Transportation - 6.40%
Rental & Leasing Services - 1.20%			Diana Shipping, Inc.	20,295	569,275
Aaron Rents, Inc.	15,470	357,666	Genco Shippng & Trading, Ltd.	9,995	563,018
			OMI Corp.
Retail - Apparel - 2.61%			Ship Finance International, Ltd.	12,285	343,366
Men's Wearhouse, Inc.	7,875	389,025	Tsakos Energy Navigation, Ltd.	5,995	435,777
Stage Stores, Inc.	21,862	390,018			1,911,436
		779,043
Retail - Automobile- 1.25%			TOTAL COMMON STOCK
Asbury Automotive Group, Inc.	16,900	373,828	(Cost - $27,572,190)		28,801,314

Retail - Convenience Store - 1.93%			SHORT TERM INVESTMENTS - 3.34%
Casey's General Store, Inc.	23,175	577,753	Milestone Treasury Obligation
			Portfolio- Institutional Class, 5.03%	998,256	998,256
Retail - Jewelry Store - 2.20%			TOTAL SHORT TERM INVESTMENTS
Movado Group	23,190	654,886	(Cost - $998,256)		998,256

Retail - Restaurant/Specialty - 2.84%			Total Investments - 99.75%
Bob Evans Farms, Inc.	16,890	548,081	(Cost - $28,570,446)		29,799,570
Ruby Tuesday, Inc.	13,445	299,151	Other assets less liabilities - 0.25%		74,703
		847,232	NET ASSETS - 100.00%		$ 29,874,273
Semiconductor Equipment- 0.95%
Cohu, Inc.	14,200	283,858

At July 31, 2007, net unrealized depreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,741,286
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,512,162)
Net unrealized appreciation					$ 1,229,124

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 84.90%			Finance - 4.45%
Aerospace - 4.36%			American Express Co.	17,525	$ 1,025,914
General Dynamics Corp.	8,800	$ 691,328	Ameriprise Financial, Inc.	20,545	1,238,247
L3 Communications Holdings Hld	5,575	543,897	Franklin Resources, Inc.	5,616	715,310
Rockwell Collins	24,491	1,682,532			2,979,471
		2,917,757	Food - 1.19%
Apparel - 2.05%			General Mills, Inc.	14,272	793,809
Nike, Inc.	24,255	1,369,195
			Healthcare Products - 5.27%
Automotive Parts - 2.06%			Alcon, Inc.	3,832	523,068
Johnson Controls, Inc.	12,162	1,376,130	Baxter International, Inc.	40,395	2,124,777
			Stryker Corp.	14,078	878,889
Beverages - 2.47%					3,526,734
Coca-Cola Co.	26,325	1,371,796	Healthcare Services - 0.75%
PepsiCo, Inc.	4,227	277,376	Laboratory Corp. of America*	6,809	502,845
		1,649,172
Biotechnology - 0.91%			Insurance - 1.67%
Celgene Corp.*	10,075	610,142	Alfac, Inc.	21,365	1,113,544

Chemicals - 3.34%			Internet - 0.78%
Air Products & Chemicals, Inc.	9,195	794,172	Symantec Corp.*	27,275	523,680
E. I. du Pont de Nemours & Co.	16,331	763,148
Praxair, Inc.	8,820	675,788	Media - 0.95%
		2,233,108	Walt Disney Co.	19,225	634,425
Computers - 9.24%
Apple, Inc.*	4,634	610,576	Metal - 1.28%
Dell, Inc.*	29,995	838,960	Precision Castparts Corp.	6,225	853,198
Hewlett Packard Co.	30,210	1,390,566
International Business Machines Corp.	14,657	1,621,797	Miscellaneous Manufacturing - 3.97%
NCR Corp.*	32,953	1,720,806	Honeywell International, Inc.	25,765	1,481,745
		6,182,705	Parker Hannifin Corp.	11,865	1,170,838
Cosmetics / Personal Care - 0.95%					2,652,583
Procter & Gamble Co.	10,230	632,828	Office Equipment - 1.25%
			Xerox Corp.*	47,970	837,556
Electronics - 6.21%
Amphenol Corp. - Cl.A	29,834	1,022,113	Oil - 0.49%
Garmin Ltd.	8,724	731,944	XTO Energy, Inc.	6,020	328,271
Thermo Fisher Scientific, Inc.*	26,490	1,383,043
Waters Corp.*	17,488	1,018,851	Oil & Gas- 6.41%
		4,155,951	Cameron International Corp.*	22,388	1,746,264
			GlobalSantafe Corp.	11,600	831,836
			National Oilwell Varco, Inc.*	3,370	404,771
			Weatherford International Ltd.*	23,603	1,305,954
					4,288,825

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Large Cap Growth Fund (Continued)
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
Pharmaceuticals - 3.92%			Transportation - 3.12%
Gilead Sciences, Inc.*	18,790	$ 699,552	Burlington Northern Santa Fe Corp.	11,405	$ 936,807
Schering Plough Corp.	50,895	1,452,543	Union Pacific Corp.	9,660	1,150,892
Wyeth	9,738	472,488			2,087,699
		2,624,583	TOTAL COMMON STOCK
Pipelines - 1.83%			(Cost - $52,052,115)		56,788,063
Williams Cos., Inc.	38,010	1,225,822
			SHORT TERM INVESTMENTS - 14.59%
Retail - Restaurants- 2.66%			Milestone Treasury Obligation
McDonald's Corp.	37,175	1,779,567	Portfolio- Institutional Class, 5.03%	9,759,013	9,759,013
			TOTAL SHORT TERM INVESTMENTS
Software - 5.23%			(Cost - $9,759,013)		9,759,013
Fidelity National Information	20,175	1,001,285
Mastercard, Inc. - Cl.A	3,895	626,316	Total Investments - 99.49%
Oracle Corp.*	97,870	1,871,274	(Cost - $61,811,128)		66,547,076
		3,498,875	Other assets less liabilites - 0.51%		344,092
Telecommunications - 8.09%			NET ASSETS - 100.00%		$ 66,891,168
America Movil SAB de CV	12,610	755,087
AT&T, Inc.	39,253	1,537,147
Cisco Systems, Inc.*	55,364	1,600,573
Corning, Inc.	28,400	677,056
Nokia Corp. - ADR	29,320	839,725
		5,409,588

*Non-income producing security
ADR - American Depositary Receipts

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 5,502,968
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(767,020)
Net unrealized appreciation					$ 4,735,948

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund
July 31, 2007

			Market			Market
Security	Shares		Value	Security	Shares	Value
COMMON STOCK - 93.92%				Computer Systems - 1.31%
Aerospace - 4.21%				3D Systems Corp.*	9,950	$ 202,781
BE Aerospace, Inc.*	6,753		$ 273,902	RiverBed Technology, Inc.*	4,900	216,384
Goodrich Corp.	1,900		119,529			419,165
Moog, Inc. - Cl A*	5,250		224,805	Consulting Services - 1.11%
Spirit Aerosystems Holdings, Inc.*	10,027		363,980	Advisory Board Co.*	6,925	356,568
Triumph Group, Inc.	4,750		361,998
			1,344,214	Cosmetics - 0.66%
Airlines - 2.75%				Bare Escentuals, Inc.*	7,468	210,672
Allegiant Travel Co.*	7,850		230,711
Copa Holdings SA	11,825		649,311	Electronics - 3.75%
			880,022	Mettler Toledo International, Inc.*	1,050	99,918
Banks - 0.30%				Thermo Fisher Scientific, Inc.*	8,399	438,512
Northern Trust Corp.	1,518		94,814	Varian, Inc.*	3,950	237,553
				Waters Corp.*	3,650	212,649
Biotechnology - 3.07%				Woodward Governor Co.	3,650	210,787
Charles River Laboratories*	4,500		230,310			1,199,419
Illumina, Inc.*	5,300		241,521	Energy - Alternate Sources - 1.55%
Lifecell Corp.*	8,744		268,353	Comverge, Inc.*	12,000	377,280
Regeneration Technologies, Inc.*	22,350		239,592	JA Solar Holdings Co., Ltd.*	3,227	118,237
			979,776			495,517
Chemicals - 3.04%				Engineering Services - 5.17%
Agrium, Inc.	5,400		226,368	Aecom Technology Corp.*	15,350	398,332
Sigma-Aldrich Corp.	5,659		256,466	Chicago Bridge & Iron Co. NV	8,949	363,329
UAP Holding Corp.	7,350		199,699	Englobal Corp.*	20,750	218,705
Zoltek Cos, Inc.	6,200		290,780	McDermott International, Inc.*	3,350	277,849
			973,313	Shaw Group, Inc.*	7,440	395,957
Commercial Services - 6.29%						1,654,172
AerCap Holdings NV *	8,750		227,150	Food - 1.36%
Capella Education Co.*	5,750		257,082	B&G Foods Holdings Corp.	16,450	218,950
Geo Group, Inc.*	14,170		391,942	United Natural Foods, Inc.*	7,950	216,478
Huron Consulting Group*	3,350		227,566			435,428
Pharmaceutical Product Development, Inc.	9,983		334,431	Human Resources - 0.65%
Providence Service Corp.*	15,006		394,208	Resources Connection, Inc.	6,400	207,808
WNS Holdings, Ltd. - ADR*	7,124		178,456
			2,010,835	Insurance - 0.95%
Computer Services - 1.81%				MBIA, Inc.	1,944	109,058
Magma Design Automation*	15,150		224,372	Security Capital Assurance, Ltd.	8,350	193,553
Ness Technologies, Inc.*	22,271		261,907			302,611
Netezza Corp.*	6,017		91,759
			578,038

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2007

			Market			Market
Security	Shares		Value	Security	Shares	Value
Internet - 4.74%				Medical-Physical Therapy/Rehab. Center - 0.85%
Cogent Communications Group, Inc.*	8,720		$ 250,090	Psychiatric Solutions, Inc. *	7,950	$ 271,016
DealerTrack Holdings, Inc. *	6,914		249,319
GSI Commerce, Inc.*	10,640	`	236,846	Miscellaneous - 0.81%
Opsware, Inc.*	25,514		359,747	MWI Veterinary Supply, Inc.*	6,703	259,205
Perficient, Inc.*	10,748		212,488
Vasco Data Security International*	7,850		207,790	Miscellaneous Manufacturing - 2.57%
			1,516,280	Barnes Group, Inc.	7,650	238,680
Investment Services - 5.07%				Hexcel Corp.*	5,250	114,135
Affiliated Managers Group, Inc.*	7,653		921,957	Pall Corp.	5,208	216,236
Eaton Vance Corp.	5,773		241,658	SPX Corp.	2,700	253,449
MF Global Ltd.*	4,699		117,146			822,500
T. Rowe Price Group, Inc.	6,549		341,399	Metal - 1.21%
			1,622,160	Kaydon Corp.	4,719	251,098
Machinery Diversified - 1.13%				Precision Castparts Corp.	991	135,826
Chart Industries, Inc.*	13,050		361,746			386,924
				Oil & Gas Services - 3.95%
Medical Instruments - 5.17%				Acergy SA - ADR	8,700	231,246
Dexcom, Inc.*	12,766		102,511	Grant Prideco, Inc.*	3,600	201,960
Gen-Probe, Inc. *	4,514		284,427	Input/Output, Inc.*	8,026	114,370
Helicos Biosciences Corp.*	24,242		206,057	Technip SA - ADR	2,750	224,125
Mindray Medicals International, Ltd.- ADR	8,118		251,658	W-H Energy Services, Inc.*	4,292	275,031
NuVasive, Inc.*	10,995		315,337	Willbros Group, Inc.*	6,850	215,912
SenoRx, Inc. *	26,592		258,740			1,262,644
Spectranetics Corp.*	18,050		234,830	Pharmaceuticals - 3.13%
			1,653,560	Allergan, Inc.	4,984	289,720
Medical - Labs - 0.90%				BioMarin Pharnmaceuticals, Inc.*	12,833	231,764
ICON PLC - ADR*	6,132		286,794	Cephalon, Inc.*	1,250	93,925
				Cypress Bioscience, Inc.*	13,750	158,538
Medical-Outpatient/Home Medical - 0.58%				Healthextras, Inc.*	8,419	225,882
Radiation Therapy Services, Inc.*	6,531		184,566			999,829
				Physical Practice Management - 1.69%
Medical Products - 2.42%				Pediatrix Medical Group, Inc.*	10,009	540,086
CR Bard, Inc.	1,150		90,241
Kinetic Concepts, Inc.*	4,000		245,920	Property/Casualty Insurance - 0.68%
Respironics, Inc.*	4,528		207,156	Philadelphia Consolidated Holding Corp.*	6,042	218,358
Vnus Medical Technologies*	16,500		229,845
			773,162	Recreational Centers - 1.64%
				Life Time Fitness, Inc.*	10,173	523,096

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Small Cap Growth Fund (Continued)
July 31, 2007

			Market			Market
Security	Shares		Value	Security	Shares	Value
Retail-Apparel - 1.86%				Telecommunication - 2.92%
Abercrombie & Fitch - Cl. A	3,000		$ 209,700	Audiocodes, Ltd.*	18,422	$ 102,426
Collective Brands, Inc.*	14,463		385,005	Foundry Networks, Inc.*	18,915	332,715
			594,705	Leap Wireless International, Inc.*	2,688	237,619
Retail-Computer - 1.29%				Metropcs Communications, Inc.*	7,150	261,833
GameStop Corp. - Cl. A*	10,208		411,893			934,593
				Toys- 0.58%
Retail-Drug Stores - 0.25%				Marvel Entertainment, Inc.*	7,656	185,505
Rite Aid Corp.*	14,741		81,223
				TOTAL COMMON STOCK
Retail-Restaurant/Specialty - 2.02%				(Cost - $27,947,433)		30,025,062
Buffalo Wild Wings, Inc.*	5,500		237,710
Einstein Noah Restaurant Group*	12,995		218,966	SHORT TERM INVESTMENTS - 3.52%
Jack in the Box, Inc.*	2,950		188,770	Milestone Treasury Obligation
			645,446	Portfolio- Institutional Class, 5.03%	1,126,416	1,126,416
Retail-Sporting Goods - 1.01%				TOTAL SHORT TERM INVESTMENTS
Zumiez, Inc.*	8,694		321,591	(Cost - $1,126,416)		1,126,416

Semiconductors - 1.74%				Total Investments - 97.44%
IPG Photonics Corp.*	16,753		321,155	(Cost - $29,073,849)		$ 31,151,478
Netlogic Microsystems, Inc*	7,662		233,538	Other assets less liabilities - 2.56%		816,630
			554,693	NET ASSETS - 100.00%		$ 31,968,108
Software - 7.73%
Activision, Inc.*	14,162		242,312
Aspen Technology, Inc.*	18,503		229,437
Blackboard, Inc.*	5,050		223,362
Eclipsys Corp.*	12,367		268,735
Guidance Software, Inc.*	12,949		153,187
Innerworkings, Inc.*	30,091		401,715
Interactive Intelligence, Inc. *	14,635		302,798
Omnicell, Inc.*	9,900		236,412
Satyam Computer Services - ADR	4,250		113,305
THQ, Inc.*	10,426		299,852
			2,471,115

ADR - American Depositary Receipts

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost						$ 3,116,236
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value						(1,038,607)
Net unrealized appreciation						$ 2,077,629

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund
July 31, 2007

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.78%			Gaming Services - 1.35%
Agriculture - 2.40%			Dreamgate Corp. BHD	614,423	$ 333,500
China Green Holdings, Ltd.	671,000	$ 594,043
			Hand/Machine Tools - 1.77%
Airlines - 0.87%			Awea Mechantronic Co., Ltd.	170,000	438,571
Copa Holdings SA - Cl. A	3,900	214,149
			Home Furnishings - 0.94%
Auto & Truck Parts			Samson Holding, Ltd.	520,000	232,749
Supplier - 2.44%
Hyundai Mobis	3,332	358,969	Industrial Automation - 2.05%
Inzi Controls Co., Ltd.	24,400	243,410	SFA Engineering Corp.	9,691	507,748
		602,379
Banks - 5.92%			Industrial Materials - 2.52%
ASYA Latilim Bankasi AS*	69,000	468,355	FINETEC Corp.	27,500	623,412
FirstRand Ltd.	99,647	321,273
Guaranty Trust Bank - GDR* - 144A	14,500	158,050	Iron/Steel - 0.58%
Halyk Savings Bank of Kazakhstan	24,000	516,000	Tenaris SA -ADR	3,000	144,510
		1,463,678
Chemicals - 1.88%			Lodging - 2.05%
Century Sunshine Ecology			Chagala Group - GDR*	6,000	56,400
Technology Hld, Ltd.	1,625,000	236,419	Home Inns & Hotels Mgmt - ADR*	4,000	121,520
SSCP, Co., Ltd.*	7,500	229,582	Queenco Leisure* - 144A	17,500	328,182
		466,001			506,102
Coal - 1.40%			Machinery - 3.80%
Banpu Public Co., Ltd.	25,300	210,122	CB Industrial Product Holdings	192,000	293,898
Straits Asia Resources, Ltd.	180,000	134,939	Hyunjin Materials Co., Ltd.	13,600	646,492
		345,061			940,390
Commericial Services - 2.01%			Media - 1.75%
Anhanguera Educacional Participacoes SA*	14,500	234,527	Naspers Ltd. -Cl. N	12,000	300,029
GST Holdings, Ltd.	680,000	263,649	Saraiva SA Livreiros Editores	7,800	133,250
		498,176			433,279
Computer Systems - 1.50%			Metal & Mining - 3.96%
Advantech Co., Ltd.	117,399	370,795	Cia Vale Do Rio Doce - Pref. ADR	23,112	979,348

Conglomerates - 2.95%			Metal Processing - 7.80%
Beijing Development, Ltd.*	344,000	201,252	Catcher Technology Co., Ltd.*	20,910	190,205
Bidvest Group Ltd.	11,991	243,206	KNM Group BHD	668,000	993,296
Investimentos Itau S.A.	45,116	285,857	Taewoong Co., Ltd.	5,254	414,488
		730,315	Wah Seong Corp. BHD	291,000	331,489
Electronic Components - 1.26%					1,929,478
Wasion Meters Group, Ltd.	530,000	312,444	Oil & Gas - 7.58%
			C.A.T. Oil AG*	21,000	564,559
Engineering and Construction - 4.04%			Kazmunaigas Exploration - GDR	17,000	397,890
PYI Corp., Ltd.	1,218,000	532,178	LUKOIL SP - ADR	6,000	485,100
TAV Havalimanlari Holdings AS*	48,000	467,351	Petroleo Brasileiro S.A. SP - ADR	6,574	426,653
		999,529			1,874,202
Forest Products & Paper - 0.92%			Pharmaceutical Distribution - 1.17%
Kazakhstan Kagazy PLC - GDR* - 144A	42,300	228,420	Cremer SA *	25,000	287,929

SCHEDULE OF INVESTMENTS (Unaudited)
Dunham Emerging Markets Stock Fund (Continued)
July 31, 2007

		Market
Security	Shares	Value	Security	Shares	Value
Real Estate - 9.94%			Software - 0.88%
BR Malls Participacoes SA*	31,000	$ 381,067	China Railway Logistics*	110,000	$ 216,172
Hirco PLC*	33,500	272,263
Inversiones y Representaciones S.A.			Telecommunications - 3.51%
SP- GDR*	17,000	311,950	America Movil SA de CV - ADR	6,100	365,268
SRE Group, Ltd.*	1,074,000	450,167	Gemtek Technology Corp.	183,151	501,720
Tian An China Investments Ltd.	475,000	470,878			866,988
Ticon Industrial - NVDR	246,000	157,262	Transportation - 4.18%
World Trade Center Moscow*	250,000	143,750	Baltrans Holdings, Ltd.	300,000	198,234
XXI Century Investments Public Ltd.*	11,000	270,453	PT Berlian Laju Tanker Tbk PT	525,000	106,022
		2,457,790	Ultrapetrol Bahamas, Ltd.*	31,000	728,500
Retail-Food - 1.61%					1,032,756
China Lifestyle Food & Beverages, Ltd.	190,000	59,540	Waste Disposal - 3.16%
Spar Group, Ltd.	45,000	338,747	Promotora Ambiental SA de CV*	95,000	269,159
		398,287	Sino-Environment Tech Group*	272,000	511,667
Retail-Home Furnishings - 0.21%					780,826
Hola Home Furnishings Co., Ltd.	52,500	50,590	TOTAL COMMON STOCK
			(Cost - $ 16,346,450)		23,686,562
Retail-Major Department Store - 2.54%
Grupo FMASA SA*	20,000	91,395	WARRANTS - 0.00%
Lifestyle International Holdings, Ltd.	100,000	398,349	Lippo Bank Certificates of Entitlement*	1,645,265	-
Mitra Adiperkasa Tbk PT	1,600,000	138,664	TOTAL WARRANTS (Cost - $0)		-
		628,408
Retail-Multilevel Direct Selling - 1.14%			SHORT TERM INVESTMENTS - 2.11%
Best World International, Ltd.	370,000	282,672	Milestone Treasury Obligation
			Portfolio - Institutional Class, 5.03%	522,619	522,619
Semiconductors - 3.70%			TOTAL SHORT TERM INVESTMENTS
MJC Probe, Inc.	16,000	77,811	(Cost - $522,619)		522,619
Novatek Microelectronics Corp., Ltd.	11,920	54,870
Powertech Technology, Inc.	29,000	135,378	Total Investments - 97.89%
Solmics Co., Ltd.	16,212	276,519	(Cost - $16,869,069)		24,209,181
Won Ik Quartz Corp.	41,500	371,287	Other assets less liabilities - 2.11%		522,476
		915,865	NET ASSETS - 100.00%		$ 24,731,657

*Non-income producing security
ADR - American Depositary Receipts
GDR- Global Depositary Receipts
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 7,783,872
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(443,760)
Net unrealized appreciation					$ 7,340,112

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AdvisorOne Funds

By (Signature and Title)

/s/ W. Patrick Clarke

       W. Patrick Clarke, President

Date

9/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ W. Patrick Clarke

        W. Patrick Clarke, President

Date

9/28/07

By (Signature and Title)

/s/Andrew Rogers

       Andrew Rogers, Treasurer

Date

9/28/07